Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2013-1

Collection Period	10/01/15-10/31/15
Determination Date	11/9/2015
Distribution Date	11/16/2015

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$322,626,886.27
2.	Collections allocable to Principal		$15,071,557.46
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$938,520.21
5.	Pool Balance on the close of the last day of the related Collection Period		$306,616,808.60
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		31,511
7.	Initial Pool Balance		$1,045,000,032.53
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2 Note Balance	$0.00	$0.00
	c. Class A-3 Note Balance	$109,401,886.11	$93,391,808.44
	d. Class A-4 Note Balance	$151,048,000.00	$151,048,000.00
	e. Class B Note Balance	$14,630,000.00	$14,630,000.00
	f. Class C Note Balance	$27,692,000.00	$27,692,000.00
	g. Class D Note Balance	$14,630,000.00	$14,630,000.00
	h. Note Balance (sum a - g)	$317,401,886.11	$301,391,808.44
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2 Note Pool Factor	0.0000000	0.0000000
	c. Class A-3 Note Pool Factor	0.3295238	0.2813006
	d. Class A-4 Note Pool Factor	1.0000000	1.0000000
	e. Class B Note Pool Factor	1.0000000	1.0000000
	f. Class C Note Pool Factor	1.0000000	1.0000000
	g. Class D Note Pool Factor	1.0000000	1.0000000
	h. Note Pool Factor	0.3037339	0.2884132
10.	Overcollateralization Target Amount		$5,225,000.16
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$5,225,000.16
12.	Weighted Average Coupon	%	7.81%
13.	Weighted Average Original Term (months)	months	67.97
14.	Weighted Average Remaining Term (months)	months	32.33
Collections
15.	Finance Charges:
	a. Collections allocable to Finance Charge		$2,188,994.19
	b. Liquidation Proceeds allocable to Finance Charge		$1,762.23
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$2,190,756.42
16.	Principal:
	a. Collections allocable to Principal		$15,071,557.46
	b. Liquidation Proceeds allocable to Principal		$408,079.55
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$15,479,637.01

17.	Total Finance Charge and Principal Collections (15d + 16d)	$17,670,393.43
18.	Interest Income from Collection Account	$1,944.97
19.	Simple Interest Advances	$0.00
20.	Available Collections (Ln17 + 18 + 19)	$17,672,338.40
Available Funds
21.	Available Collections	$17,672,338.40
22.	Reserve Account Draw Amount	$0.00
23.	Available Funds	$17,672,338.40
Application of Available Funds
24.	Servicing Fee
	a. Monthly Servicing Fee	$268,855.74
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$268,855.74
	d. Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances	$0.00
26.	Backup Servicing Fees and Unpaid Transition Expenses
	a. Monthly Servicing Fee	$2,500.00
	b. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c. Other Unpaid Backup Servicing Fees	$0.00
	d. Amount Paid	$2,500.00
	e. Shortfall Amount (a + b + c - d)	$0.00
27.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2 Monthly Interest	$0.00
	f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	h. Total Class A-2 Note Interest (sum e - g)	$0.00
	i. Class A-3 Monthly Interest	$54,700.94
	j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	l. Total Class A-3 Note Interest (sum i - k)	$54,700.94
	m. Class A-4 Monthly Interest	$112,027.27
	n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	p. Total Class A-4 Note Interest (sum m - o)	$112,027.27
28.	Priority Principal Distributable Amount	$0.00
29.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$15,117.67
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$15,117.67
30.	Secondary Principal Distributable Amount	$0.00
31.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$35,538.07
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$35,538.07
32.	Tertiary Principal Distributable Amount	$0.00

33.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$24,261.42
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$24,261.42
34.	Quaternary Principal Distributable Amount	$10,785,077.51
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$11,298,078.62
36.	Reserve Account Deficiency	$0.00
37.	Regular Principal Distributable Amount	$5,225,000.16
38.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00
39.	Additional Servicing Fees, if any	$0.00
40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
41.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$2,190,756.42
	b. Total Daily Deposits of Principal Collections	$15,479,637.01
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$1,944.97
	e. Total Deposits to Collection Account (sum a - d)	$17,672,338.40
42.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$268,855.74
	b. Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,500.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$16,251,723.04
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,149,259.62
	f. Total Withdrawals from Collection Account (sum a - e)	$17,672,338.40
Note Payment Account Activity
43.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2 Interest Distribution	$0.00
	c. Class A-3 Interest Distribution	$54,700.94
	d. Class A-4 Interest Distribution	$112,027.27
	e. Class B Interest Distribution	$15,117.67
	f. Class C Interest Distribution	$35,538.07
	g. Class D Interest Distribution	$24,261.42
	h. Class A-1 Principal Distribution	$0.00
	i. Class A-2 Principal Distribution	$0.00
	j. Class A-3 Principal Distribution	$16,010,077.67
	k. Class A-4 Principal Distribution	$0.00
	l. Class B Principal Distribution	$0.00
	m. Class C Principal Distribution	$0.00
	n. Class D Principal Distribution	$0.00
	o. Total Deposits to Note Payment Account (sum a - n)	$16,251,723.04
44.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2 Distribution	$0.00
	c. Class A-3 Distribution	$16,064,778.61
	d. Class A-4 Distribution	$112,027.27
	e. Class B Distribution	$15,117.67
	f. Class C Distribution	$35,538.07
	g. Class D Distribution	$24,261.42
	h. Total Withdrawals from Note Payment Account (sum a - g)	$16,251,723.04

Certificate Payment Account Activity
45.	Deposits
	a. Excess Collections	$1,149,259.62
	b. Reserve Account surplus (Ln 55)	$329.31
	c. Total Deposits to Certificate Payment Account (sum a - b)	$1,149,588.93
46.	Withdrawals
	a. Certificateholder Distribution	$1,149,588.93
	b. Total Withdrawals from Certificate Payment Account	$1,149,588.93
Required Reserve Account Amount
47.	Lesser of: (a or b)
	a. $2,612,500.08	$2,612,500.08
	b. Note Balance	$301,391,808.44
48.	Required Reserve Account Amount	$2,612,500.08
Reserve Account Reconciliation
49.	Beginning Balance (as of end of preceding Distribution Date)	$2,612,500.08
50.	Investment Earnings	$329.31
51.	Reserve Account Draw Amount	$0.00
52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)	$2,612,829.39
53.	Deposit from Available Funds (Ln 42d)	$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist	$329.31
56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)	$2,612,500.08
57.	Reserve Account Deficiency (Ln48 - Ln56)	$0.00
Instructions to the Trustee
58.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
59.	Amount to be paid to Servicer from the Collection Account	$268,855.74
60.	Amount to be paid to Backup Servicer from the Collection Account	$2,500.00
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$16,251,723.04
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$1,149,259.62
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$329.31
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$0.00
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$16,064,778.61
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$112,027.27
69.	Amount to be paid to Class B Noteholders from the Note Payment Account	$15,117.67
70.	Amount to be paid to Class C Noteholders from the Note Payment Account	$35,538.07
71.	Amount to be paid to Class D Noteholders from the Note Payment Account	$24,261.42
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$1,149,588.93

Net Loss and Delinquency Activity
73.	Net Losses with respect to preceding Collection Period		$528,678.43
74.	Cumulative Net Losses		$17,867,281.48
75.	Cumulative Net Loss Percentage		1.7098%
		Number of Loans	Principal Balance
76.	Delinquency Analysis
	a. 31 to 60 days past due	977	$12,017,362.85
	b. 61 to 90 days past due	343	$4,351,956.65
	c. 91 or more days past due	94	$1,097,035.29
	d. Total Past Due (sum a - c)	1,414	$17,466,354.79
Servicer Covenant
77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,202,307,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on November 9, 2015.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer